THE WRIGHT EQUIFUND EQUITY TRUST







SEMI-ANNUAL REPORT
JUNE 30, 2000




   o Wright EquiFund -- Hong Kong/China
   o Wright EquiFund -- Japan
   o Wright EquiFund -- Mexico
   o Wright EquiFund -- Netherlands

THE WRIGHT EQUIFUND EQUITY TRUST
-------------------------------------------------------------------------------



The Wright EquiFund Equity Trust (EquiFund) is an open-end, management investment company, known as a mutual fund, registered as a diversified investment company under the Investment Company Act of 1940. EquiFund consists of four separate and distinct non-diversified series or funds:

      Wright EquiFund -- Hong Kong/China   Wright EquiFund -- Mexico
      Wright EquiFund -- Japan             Wright EquiFund -- Netherlands



INVESTMENT OBJECTIVE

Each Fund of EquiFund seeks to enhance total investment return (consisting of price appreciation plus income) by investing in a broadly based portfolio of equity securities selected from the publicly traded companies in the National Equity Index for the nation or nations in which each Fund is permitted to invest. Only securities for which adequate public information is available and which could be considered acceptable for investment by a prudent person are included in the National Equity Indexes.



TABLE OF CONTENTS
------------------------------------------------------------------------------


Investment Objective ................................Inside Front Cover

Letter To Shareholders ......................................1

Management Discussion .......................................2

Dividend Distributions and Investment Return ................6


PORTFOLIOS

Wright EquiFund -- Hong Kong/China...........................8
Wright EquiFund -- Japan.....................................9
Wright EquiFund -- Mexico...................................10
Wright EquiFund -- Netherlands..............................11


FINANCIAL STATEMENTS

Wright EquiFund -- Hong Kong/China..........................12
Wright EquiFund -- Japan....................................14
Wright EquiFund -- Mexico...................................16
Wright EquiFund -- Netherlands..............................18

Financial Highlights........................................20


Notes to Financial Statements ..............................24

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------


                                                                  July, 2000

Dear Shareholders:

     The first half of 2000 has been a raucous period for investors, with some of the most volatile trading in history, particularly in April. With May and June, market volatility receded to half of April's level and for stocks outside of the technology, trading volatility has more or less returned to normal. Despite all the sound and fury of the first half of 2000, the major stock market averages start the third quarter little changed from end-of-1999 levels. The FTSE total return indexes for Europe (-3.9% in the first half of 2000), Japan (-7.7%) and non-Japan Asia (-9.3%) were each weaker than U.S. stocks (-0.2%). Actually, in local currency terms, Europe was nominally ahead of the U.S. quarter, but weakness in the euro hurt investment returns to U.S.-based investors.

     During April and most of May, investors waited anxiously for signs that the U.S. economy was cooling. In the absence of those signs, fears of extended Federal Reserve monetary tightening sent bond yields higher and share prices lower. During June, with government reports turning up evidence that economic activity was slowing, the bond market recovered and investor concerns shifted to the outlook for corporate profits. In the opening days of July, a spate of companies - including some prominent computer software companies - issued warnings that earnings would fall short of Wall Street estimates.

     After two months of declines, leading economic indicators for the OECD nations rose 0.4% in the latest month. In virtually all regions - Europe, G-7, Japan - indicators show solid gains over the latest 12-month period. Wright expects the U.S. economy to settle back into a 3.5% to 4% rate of expansion, one characterized by productivity growth and low inflation. At the same time, we find little to quarrel with in the consensus growth estimates for Europe (3.4% in 2000/3.1% in 2001) or Japan (1.7%/2.0%). We see little change in the competitive environment and limited pricing power that most firms face. Still, occasional profit shortfalls for specific stocks notwithstanding, we continue to forecast a healthy increase in aggregate corporate profits this year and next and believe that the risk of significant further interest rate hikes is limited, two elements of the favorable investment backdrop.

     The correction of some of the speculative  excesses in global stock markets
- in share prices of Internet stocks, for example - has proceeded apace in the second quarter and early July. Money flows into stock mutual funds have fallen significantly since February's peak, another indication that the big, non-discriminating expectations that investors had for stock returns have come back to earth. While Alan Greenspan may not yet be satisfied that the last trace of "irrational exuberance" has been routed from the U.S. stock market, we see evidence of more rational market valuations and projections, a healthy development for long-term investors. The Federal Reserve may raise interest rates another time or two in this cycle, but we're increasingly confident that the lion's share of Fed tightening is behind us.

     Fundamentals are strong virtually around the world. According to the OECD, world economic prospects are "brighter than they have been for some time." For the most part, economic growth is improving where the central banks and markets want it to (maybe even in Japan) and slowing where that is thought to be desirable (the United States). Non-oil inflation is under control in all but a few markets. Interest rates are relatively low. We have a positive take on the election of opposition candidate Vicente Fox as President of Mexico, ending a 70-year period of one-party control; we look for restructuring and market-opening reforms begun under Zedillo to continue. Japan's presidential election failed to unseat the LDP, suggesting that the pace of reform there will continue to be disappointingly slow. The government's retreat from the proposed bailout of failing retailer Sogo, while worrisome to the market in the short run, is a sign that perhaps the old ways of government meddling are passing. Obviously, there is not a lot of room in global stock market pricing for the exogenous shock (a renewed climb in oil prices, say), but on the basis of current trends, the investment environment is definitely positive.

                                                  Sincerely,

                                                  /s/ Peter M. Donovan
                                                  ---------------------
                                                  Peter M. Donovan
                                                  President



MANAGEMENT DISCUSSION
-------------------------------------------------------------------------------



HONG KONG/CHINA

     After a positive first quarter, the Hong Kong stock market turned weak in the June quarter. For the first half of 2000, the FTSE Actuaries total return index was down 7.6% in U.S. dollar terms. (In June and the first half of July, the market has made up nearly all of its lost ground.) The Hong Kong/China EquiFund gained 4.3% in the first half of 2000. The fund was aided by stock selection followed by industry selection. Main contributors were the fund holdings in Technology Hardware & Equipment and in Consumer Durables and Apparels. The fund underweighting in Real Estate also added value.

     Property stocks have been boosted by Chief Executive Tung Chee-Hwa's announcement that the government has abandoned an annual housing target of supplying 85,000 new apartments. The government will provide public rental homes more quickly and scale back the sale of government-built homes. Also positive for the property market is the expectation that interest rates have peaked.

     The Hong Kong economy continues to recover. The jobless rate declined to 5.0% in the three months ended June from 5.1% in the March-to-May period, when it registered its biggest monthly drop since January 1985. Export growth rose to 22.3% in May (year over year) from 15.5% in April. But retail sales in May rose at a slower-than-expected pace of 4.0% from a year ago, down from April's 7.7%. With consumers remaining circumspect, prices continue to be weak. The consumer price index was down 4.5% in May from a year ago, the 19th straight month of deflation. China's rate of economic growth picked up speed during the first half.


JAPAN

     The LDP-led coalition retained power after the recent election. The outcome of the June 25 vote gave the ruling party a smaller majority, however. The coalition won 271 seats in the new 480-seat parliament, as compared with 336 seats in the old 500-seat parliament. The LDP's victory has led to expectations that the government will resort to additional supplementary budgets to sustain economic growth. This would further increase government debt, which at (Y)493 trillion at the end of March 2000 was more than Japan's annual GDP. Rising debt was one of the main reasons why Fitch IBCA Inc. recently cut Japan's domestic-currency credit rating one notch to "AA+."

     In July, the government backed down from bailing out a department store. Faced with growing criticism, the government has rescinded its proposal to throw a lifeline to troubled retailer Sogo Co. Ltd. This forced the 170-year-old retailer to file for court protection under the Corporate Revitalization Law. Sogo's group liabilities amounted to (Y)1.87 trillion at the end of February, making it Japan's second-largest failure. Earlier, Standard and Poor's had warned that a government bailout of Sogo would be a troubling precedent that could reflect on Japan's sovereign rating.

     The latest Tankan survey points to improving business confidence. Sentiment among large manufacturers rose to a reading of plus three in the June quarter from minus nine in the March period, moving into positive territory - which indicates that more manufacturers are optimistic rather than pessimistic - for the first time in almost three years. A pickup in the economy is also indicated by data for May showing a decline in the unemployment rate to 4.6% from 4.8% a month earlier, a 4.5% increase in machinery orders, and a 0.3% gain in industrial production. However, retail sales in May fell 2.6% from the prior year, the 38th straight monthly decline.

     The Bank of Japan is keeping interest rates unchanged. Despite the improving economic numbers, the BOJ decided to extend its 16-month-old, zero-rate policy in light of the collapse of Sogo Co., Ltd. This failure has raised fears that other troubled companies, particularly in the construction and retail industries, might follow suit and file for bankruptcy. At the same time, concerns that the BOJ might raise interest rates weighed on the stock market in the second quarter and the first half of July. The FTSE total return index for Japan registered a negative return of 7.6% in U.S. dollars during the first half of 2000 vs negative return of 18.8% for EquiFund-Japan. The fund was negatively impacted by its holdings in the Technology Hardware & Equipment industry. Following the selloff in Nasdaq in the second quarter, the Technology sector followed suit in Japan. Nevertheless, the fund is up 37.3% for the 12 months ended June 30, 2000 vs FTSE Japan being up 31.6%.

MEXICO

     Vicente Fox ended PRI domination in Mexico. After 71 years of PRI rule, voters finally managed to bring about a change in Mexico's political landscape. The most encouraging aspect of Fox's victory in the presidential election was the margin, with his PAN party taking 44% of the vote as against 34% for the PRI. This had a positive effect on the markets in early July, and short-term interest rates fell to 13.35% on July 11 from a seven-month high of 17.0% on June 27.

     The Mexican peso, which was trading above 10 pesos to a dollar in late June for the first time since January 1999, recovered and was trading at 9.36 pesos per dollar on July 17. The peso benefited from Finance Minister Jose Angel Gurria's statement that the government plans to reduce foreign public debt by $7 billion over the next three years and decrease foreign debt service by $3.3 billion during the same period. On July 4, Standard & Poor's reaffirmed Mexico's "BB+" foreign currency credit rating, one notch below investment grade. It has said that an upgrade would depend on whether Fox's administration can pass a new tax code to reduce the government's dependence on oil and expand the tax base. The economy remains strong, with industrial production in May rising 9.0% from a year ago.

     During the first six months of 2000, the FTSE Mexico Index was down 3.1% vs EquiFund-Mexico being down 14%. The fund was most negatively affected by the Food & Beverage Industry followed by Telecom Services. The Mexican market performance was highly concentrated in a few names driven by Telefones de Mexico at over 34% of the index. The rest of the market underperformed and hence the result of EquiFund-Mexico which is more diversified. After the election, however, performance for the other sectors has improved and this should help investors in EquiFund-Mexico going forward in 2000.


NETHERLANDS

     There is growing concern about inflation in the euro zone. In May, inflation for the 11-nation region was 1.9% (1.0% ex energy). The European Central Bank has kept interest rates steady since a 50 basis-point boost on June
8. But comments by ECB officials suggest that rates may go higher before long. After the July 6 policy meeting, ECB president Wim Duisenberg noted that money supply growth is above the bank's target and the weak euro threatens to boost inflation. An ECB council member followed up by saying that inflation is close to exceeding the tolerance level.

     Previously, Duisenberg said that so far there is little evidence that the Euro region is benefiting from "new economy" productivity gains that could help keep inflation in check. As with many other euro zone issues, monetary policy is not without controversy. The French finance minister is arguing against higher interest rates, saying the individual countries should take steps to keep their inflation rate under control. He has also suggested that euro country finance ministers set the inflation target for the ECB, limiting its independence.

     In the Netherlands, inflation picked up to 2.5% in the year through June from 2.0% in May, boosted by higher oil prices. An increase in value-added taxes could boost inflation to 3.5% next year, according to the government's forecasting bureau. Unemployment fell to a low of 2.7% in June, well below the Euro-11 average of 9.2%. The Dutch stock market held up better than most Euro-markets during the first half of 2000, gaining 3.2% (as measured by the FTSE-Netherlands total return index) in guilders as compared with a nominal local currency decline for the other Euro-11 markets. In dollar terms, the Dutch index declined about 1% in the first half. The fund was negatively impacted by its holdings in the Telecommunication Services industry. Offsetting some of this was the fund's holdings in the Insurance and Energy industry groups.

                     ------------------------------

Investors are reminded that past performance does not guarantee future results and that investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. There are additional risks associated with international investing such as currency fluctuations and potential political instability.

DIVIDEND DISTRIBUTIONS AND INVESTMENT RETURN
-------------------------------------------------------------------------------


                 N.A.V.    Distri-     Distri-                     Value        12 Month        5 Year           Cum.
  Period           Per     bution      bution       Shares*       $1,000       Investment     Investment      Investment
  Ending          Share    $  P/S     in Shares      Owned       Investment      Return         Return          Return
                                                                                             (Annualized)    (Annualized)
---------------------------------------------------------------------------------------------------------------------------------

   WRIGHT EQUIFUND - HONG KONG/CHINA

   6/28/90       $10.00                             100.00      $1,000.00

   Dec.99         13.91                             125.38       1,744.01        51.03%           3.05%          6.03%

   Jan.00         13.39                             125.38       1,678.81        59.40%           4.07%          5.56%
   Feb.00         14.77                             125.38       1,851.83        73.15%           4.31%          6.59%
   Mar 00         15.51    0.148     0.009361       126.55       1,962.81        67.26%           5.40%          7.16%
   Apr.00         14.40                             126.55       1,822.34        33.35%           4.19%          6.30%
   May 00         13.41                             126.55       1,697.06        34.02%           1.09%          5.48%
   Jun.00         14.37                             126.55       1,818.55        30.20%           3.32%          6.17%


------------------------------------------------------------------------------------------------------------------------------


   Wright EquiFund - JAPAN

   2/14/94       $10.00                             100.00      $1,000.00

   Dec.99         14.63                             101.28       1,481.66       102.91%           8.66%          6.92%

   Jan.00         13.23                             101.28       1,339.87        84.26%           6.96%          5.03%
   Feb.00         12.87                             101.28       1,303.41        85.71%           7.73%          4.49%
   Mar.00         13.65                             101.28       1,382.41        73.66%           7.79%          5.43%
   Apr.00         12.92                             101.28       1,308.48        58.72%           5.97%          4.43%
   May 00         11.62                             101.28       1,176.82        48.78%           5.13%          2.62%
   Jun.00         11.88                             101.28       1,203.15        37.34%           6.23%          2.94%

* Rounded to two decimals.

   WRIGHT EQUIFUND - MEXICO

   8/02/94       $10.00                             100.00      $1,000.00

   Dec.99          7.74                             109.09         844.35        60.91%           4.09%         -3.08%

   Jan.00          6.78                             109.09         739.63        46.75%           7.64%         -5.34%
   Feb.00          7.46                             109.09         813.81        44.29%          15.34%         -3.63%
   Mar.00          7.59                             109.09         827.99        26.92%          16.22%         -3.28%
   Apr.00          6.72                             109.09         733.08        -1.47%           9.54%         -5.26%
   May 00          5.99                             109.09         653.45        -4.31%           7.67%         -7.04%
   Jun.00          6.66                             109.09         726.54        -4.58%           8.35%         -5.26%

------------------------------------------------------------------------------------------------------------------------------


   WRIGHT EQUIFUND - NETHERLANDS

   6/28/90       $10.00                             100.00      $1,000.00

   Dec.99          9.82    1.130     0.122693       261.91       2,571.95        -4.39%          17.36%         10.46%

   Jan.00          8.81                             261.91       2,307.42        -8.68%          14.67%          9.12%
   Feb.00          9.25                             261.91       2,422.66        -1.43%          14.75%          9.59%
   Mar.00          8.67    0.402     0.044273       273.50       2,371.28        -2.64%          13.54%          9.26%
   Apr.00          8.28                             273.50       2,264.62       -11.99%          12.05%          8.67%
   May 00          8.33                             273.50       2,278.29        -7.34%          11.76%          8.66%
   Jun.00          8.78                             273.50       2,401.37        -2.80%          12.16%          9.16%


* Rounded to two decimals.

WRIGHT EQUIFUND - HONG KONG/CHINA
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2000 (Unaudited)


Shares     Description                              Value

-------------------------------------------------------------------------------

DIVERSIFIED - 8.6%
   40,000  Hutchison Whampoa Ltd.               $   502,835
                                                -----------

ELECTRICAL - 6.1%
   37,800  Johnson Electric Holdings-500        $   357,596
                                                -----------

ELECTRONICS - 4.4%
  269,000  Legend Holdings Ltd                  $   260,518
                                                -----------

FINANCIAL - 10.6%
   19,900  Hang Seng Bank                       $   188,897
   25,780  HSBC Holdings*                           294,315
   41,640  Wing Lung Bank                           137,807
                                                -----------
                                                $   621,019
                                                -----------

PRINTING & PUBLISHING - 4.0%
  300,000 South China Morning Post(Hold.) Ltd.  $   232,818
                                                -----------

REAL ESTATE & OTHER FINANCIALS - 12.7%
   30,000  Cheung Kong (Holdings) Ltd.          $   331,909
   60,000  Guoco Group Ltd.                         120,449
   41,193  Sun Hung Kai Properties Ltd.             295,904
                                                -----------
                                                $   748,262
                                                -----------

RECREATION - 5.2%
   46,000  Television Broadcasts Ltd.           $   306,832
                                                -----------

RETAILERS - 9.8%
  279,000  Esprit Holdings Ltd.                 $   289,887
  189,000  Giordano Int'l. Ltd.                     287,289
                                                -----------
                                                $   577,176
                                                -----------

TRANSPORTATION - 5.3%
  167,000  Cathay Pacific Airways Ltd.          $   309,544
                                                -----------


UTILITIES-TELECOMMUNICATIONS- 17.7%
  181,797  Cable and Wireless HKT Ltd.          $   399,936
   72,000  China Telecom (Hong Kong) Ltd.*          634,957
                                                -----------
                                                $ 1,034,893
                                                -----------

UTILITIES-ELECTRICAL & OTHER - 9.3%
   39,000  CLP Holdings Ltd.                    $   181,598
  162,596  Hong Kong & China Gas Co.                182,498
   56,786  Hong Kong Electric Holdings Ltd.         182,835
                                                -----------
                                                $   546,931
                                                -----------

MISCELLANEOUS - 10.9%
   59,000  Citic Pacific Ltd.                   $   308,782
   66,000  Li & Fung Ltd.                           330,178
                                                -----------
                                                $   638,960
                                                -----------


TOTAL INVESTMENTS
   (identified cost, $4,010,306) - 104.6%       $ 6,137,384


Other Assets, Less Liabilities - (4.6%)           (270,867)
                                                -----------



Net Assets - 100.0%                             $ 5,866,517
                                                ============




* Non-income producing security.

See notes to financial statements

WRIGHT EQUIFUND - JAPAN
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2000 (Unaudited)

Shares     Description                              Value
-------------------------------------------------------------------------------

AUTOMOTIVE - 6.7%
   3,000   Honda Motor Co. Ltd.                 $   102,286
   5,000   Toyota Motor Corp.                       228,088
                                                -----------
                                                $   330,374
                                                -----------

CHEMICALS - 5.1%
   5,000   Shin-Etsu Chemical Co., Ltd.         $   254,061
                                                -----------

COMMUNICATION EQUIPMENT - 2.3%
   1,000   Matsushita Communications Inds.      $   116,925
                                                -----------

DIVERSIFIED - 3.8%
   2,000   Sony Corporation                     $   187,004
                                                -----------


DRUGS, COSMETICS & HEALTHCARE - 10.2%
   3,000   Eisai Co. Ltd.                       $    96,335
   3,000   Taisho Pharmaceutical Co. Ltd.           107,669
   3,000   Takeda Chemical Industries Ltd.          197,204
   3,000   Terumo                                   101,719
                                                -----------
                                                $   502,927
                                                -----------


ELECTRICAL EQUIPMENT - 3.2%
   6,000   Matsushita Elec Ind.                 $   155,837
                                                -----------



ELECTRONIC EQUIPMENT & INSTRUMENTATION - 10.7%
   1,000   Hirose Electronics Co., Ltd.         $   155,931
     385   Keyence Corp.                            127,267
     700   Kyocera Corp.                            118,937
   2,000   Taiyo Yuden Co., Ltd.                    125,425
                                                -----------
                                                $   527,560
                                                -----------


FINANCIAL - 1.9%
   1,000   Aiful Corp.                          $    92,369
                                                -----------


MACHINERY & EQUIPMENT - 15.5%
   3,000   Canon Inc.                           $   149,603
     600   Disco Co.                                 99,056
   2,700   Fanuc Co.                                275,151
     400   Fujitsu Ltd. New ADR                      71,400
   8,000   Ricoh Corp., Ltd.                        169,626
                                                -----------
                                                $   764,836
                                                -----------

PRINTING & PUBLISHING - 3.6%
  10,000   Dai Nippon Printing Co. Ltd.         $   176,521
                                                -----------


REAL ESTATE & OTHER FINANCIALS - 1.6%
   1,000   Promise Co., Ltd.                    $    79,146
                                                -----------


RETAILERS - 9.2%
     200   Fast Retailing                       $    83,869
   1,000   Ito-Yokado Co., Ltd.                      60,257
   3,000   Seven-Eleven Japan Co., Ltd.             251,322
     500   Shimamura Co., Ltd.                       58,510
                                                -----------
                                                $   453,958
                                                -----------


SEMICONDUCTOR EQUIPMENT & PRODUCTS - 8.9%
   1,000   Murata Mfg. Co. Ltd.                     146,392
   1,000   Rohm Company Ltd.                        293,729
                                                -----------
                                                $   440,121
                                                -----------


UTILITIES - 9.4%
       5   Japan Telecom Co., Ltd.              $   217,227
       9   NTT Docomo Inc.                          243,955
                                                -----------
                                                $   461,182
                                                -----------


MISCELLANEOUS - 4.2%
   1,000   Hoya Corp.                           $    89,724
   1,000   Secom Co., Ltd.                           73,196
     300   Soft Bank Corp                            43,445
                                                -----------
                                                $   206,365
                                                -----------


TOTAL INVESTMENTS
(identified cost, $3,391,874) - 96.3%           $ 4,749,186


Other Assets, Less Liabilities - 3.7%               181,149
                                                -----------

Net Assets - 100.0%                             $ 4,930,335
                                                =============


ADR - American Depository Receipt.

See notes to financial statements

WRIGHT EQUIFUND - MEXICO
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2000 (Unaudited)

Shares     Description                              Value
-------------------------------------------------------------------------------

BEVERAGES - 10.5%
  52,000   Fomento Economico Mexicano           $   221,929
  93,000   Grupo Modelo SA de Mxp Ser C             215,938
 142,000   Grupo Continental Sa Contal              144,294
                                                -----------
                                                $   582,161
                                                -----------

CONSTRUCTION - 9.7%
  29,700   Apasco S.A. de CV                    $   170,516
  52,842   Cemex SA                                 247,806
 174,000   Grupo Cementos Chihuahua-B               116,695
                                                -----------
                                                $   535,017
                                                -----------

DIVERSIFIED - 11.5%
  87,213   Alfa S.A. de CV                      $   199,400
  86,000   Desc S.A.-Ser B                           55,055
  76,100   Grupo Carso SA                           269,880
  63,000   Grupo Industrial Saltillo SA             108,830
                                                -----------
                                                $   633,165
                                                -----------

FINANCIAL - 5.3%
  70,000   Grupo Financie. Banamex Accival SA*  $   294,482
                                                -----------

FOOD - 2.8%
  98,092   Grupo Industrial Bimbo-Ser A         $   154,499
                                                -----------

METAL PRODUCERS - 2.1%
  41,000   Grupo Mexico SA                      $   115,405
                                                -----------

METAL PRODUCTS MFRS. - 3.2%
  25,000   Industrias Pencoles S.A.-CP          $    40,392
  10,000   Tubos de Acero de Mexico SA              138,197
                                                -----------
                                                $   178,589
                                                -----------

PAPER - 4.0%
  77,000   Kimberly Clark de Mexico SA de CV    $   219,083
                                                -----------

RECREATION - 9.7%
  41,000   Corp Interamericana Entrete*         $   160,400
 110,000   Grupo Televisa SA-Ser CPO*               377,807
                                                -----------
                                                $   538,207
                                                -----------


RETAILERS - 11.9%
  57,000   Organizacion Soriana SA de CV        $   227,050
 182,920   Wal-Mart de Mexico-Ser V*                429,372
                                                -----------
                                                $   656,422
                                                -----------

UTILITIES - 38.0%
 132,000   Carso Global Telecom-A-1             $   376,913
 603,000   Telefonos de Mexico SA de CV           1,721,807
                                                -----------
                                                $ 2,098,720
                                                -----------

MISCELLANEOUS - 3.5%
  40,000   Savia MM                             $   191,040
                                                -----------

TOTAL INVESTMENTS
  (identified cost, $4,435,357) - 112.2%        $ 6,196,790


Other Assets, Less Liabilities - (12.2%)          (676,049)
                                                -----------

Net Assets - 100.0%                             $ 5,520,741
                                                ============


* Non-income producing security.

See notes to financial statements

WRIGHT EQUIFUND - NETHERLANDS
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2000 (Unaudited)

Shares     Description                              Value
------------------------------------------------------------------------------

BEVERAGES - 4.4%
   3,625   Heineken NV                          $   221,318
                                                -----------

CHEMICALS - 6.4%
   7,560   Akzo Dutch NV                        $   322,189
                                                -----------

ELECTRONICS - 14.0%
   9,936   Getronics NV                         $   153,679
  11,648   Philips Electronics NV*                  551,071
                                                -----------
                                                $   704,750
                                                -----------

FINANCIAL - 7.7%
  15,793   ABN AMRO Holdings                    $   388,106
                                                -----------

FOOD - 6.0%
   6,522   Unilever NV                          $   300,126
                                                -----------

MACHINERY & EQUIPMENT - 6.6%
   7,500   ASM Lithography Holding NV*          $   330,938
                                                -----------

OIL, GAS & COAL - 21.1%
  17,100   Royal Dutch Petroleum Co.            $ 1,066,123
                                                -----------

PRINTING & PUBLISHING - 4.0%
   3,910   VNU NV                               $   202,583
                                                -----------

REAL ESTATE & OTHER FINANCIALS - 20.8%
   8,376   Aegon NV                             $   298,969
  11,315   Fortis Amev NV                           330,424
   6,190   ING Groep NV                             419,714
                                                -----------
                                                $ 1,049,107
                                                -----------

RETAILERS - 2.6%
   7,658   Vendex International                 $   130,473
                                                -----------

UTILITES - 8.9%
   9,979   Royal KPN NV                         $   447,746
                                                -----------

MISCELLANEOUS - 11.5%
   5,761   Fugro NV                             $   329,659
   5,135   IHC Caland NV                            250,807
                                                -----------
                                                $   580,466
                                                -----------

TOTAL INVESTMENTS
  (identified cost, $3,639,596) - 114.0%        $ 5,743,925

Other Assets,
Less Liabilities - (14.0%)                        (704,696)
                                                -----------

Net Assets - 100.0%                             $ 5,039,229
                                                ============



* Non-income producing security.

See notes to financial statements

WRIGHT EQUIFUND - HONG KONG/CHINA
-------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------


ASSETS:

   Investments--
     Identified cost......................     $ 4,010,306
     Unrealized appreciation..............       2,127,078
                                               ------------
       Total value (Note 1A)..............     $ 6,137,384

   Cash...................................          10,544
   Dividends receivable...................             618
                                               ------------
     Total Assets.........................     $ 6,148,546
                                               ------------

LIABILITIES:

   Line of credit (Note 9)................     $   276,000
   Accrued expenses.......................           6,029
                                               ------------
     Total Liabilities....................     $   282,029
                                               ------------

NET ASSETS................................     $ 5,866,517
                                               =============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $ 5,230,954
Accumulated net realized loss on investment
   and foreign currency transactions
   (computed on the basis of identified cost)   (1,969,651)
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign
   currencies (computed on the basis of
   identified cost).......................       2,127,073
Undistributed net investment income.......         478,141
                                               ------------

   Net assets applicable to outstanding
    shares................................    $  5,866,517
                                               =============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................         408,145
                                               =============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......          $14.37
                                               =============



                             STATEMENT OF OPERATIONS

                For the Six Months Ended June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income--
   Dividends..............................     $     84,626
                                               ------------
       Total investment income............     $     84,626
                                               ------------

Expenses--
   Investment Adviser fee (Note 2)........     $     21,655
   Administrator fee (Note 2).............            2,888
   Compensation of Trustees not employed by
     the Investment Adviser or Administrator
     (Note 2).............................            1,982
   Custodian fee (Note 1D)................           14,826
   Transfer & dividend disbursing agent fees          3,640
   Distribution expenses (Note 3).........            7,218
   Audit fees.............................           16,598
   Legal services ........................              734
   Registration costs.....................            7,477
   Interest expense.......................            1,648
   Printing...............................            2,446
   Miscellaneous..........................            2,337
                                               ------------
       Total expenses.....................     $     83,449
                                               ------------


Deduct--
   Preliminary reduction of Investment Adviser
     fee (Note 2).........................     $      9,980
   Preliminary reduction of distribution expense
     by Principal Underwriter (Note 3)....            7,218
   Reduction of Custodian fee (Note 1D)...            8,014
                                               ------------
       Total deductions...................     $     25,212
                                               ------------
       Net expenses.......................     $     58,237
                                               ------------
          Net investment income...........     $     26,389
                                               ------------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain on investment and foreign
   currency transactions (identified
   cost basis)............................     $   378,333
Change in unrealized appreciation of investments
   and translation of assets and liabilities in
   foreign currencies.....................         (53,357)
                                               ------------
   Net realized and unrealized gain.......     $    324,976
                                               ------------

   Net increase in net assets from operations  $    351,365
                                               =============



See notes to financial statements

WRIGHT EQUIFUND - HONG KONG/CHINA
-------------------------------------------------------------------------------

                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                        2000(1)               1999
---------------------------------------------------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations --
         Net investment income ..............................................       $     26,389          $     66,337
         Net realized gain...................................................            378,333             1,483,804
         Change in unrealized appreciation (depreciation)....................            (53,357)              888,627
                                                                                      -----------           -----------
           Increase in net assets  from operations...........................       $    351,365          $  2,438,768

       Distributions to shareholders from net investment income..............            (63,574)                    -
       Net increase (decrease) from fund share transactions (Note 4).........             20,235            (4,763,210)
                                                                                      -----------           -----------
         Net increase (decrease) in net assets...............................       $    308,026          $ (2,324,442)

     NET ASSETS:

       At beginning of period................................................          5,558,491             7,882,933
                                                                                      -----------           -----------

       At end of period......................................................       $  5,866,517          $  5,558,491
                                                                                      ===========           ===========


     UNDISTRIBUTED NET INVESTMENT
       INCOME INCLUDED IN NET ASSETS AT END OF PERIOD........................       $    478,141          $    515,326
                                                                                      ===========           ===========


(1) For the six months ended June 30, 2000 (unaudited).


See notes to financial statements

WRIGHT EQUIFUND - JAPAN
-------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------


ASSETS:

   Investments--
     Identified cost......................     $ 3,391,874
     Unrealized appreciation..............       1,357,312
                                               ------------
       Total value (Note 1A)..............     $ 4,749,186

   Cash...................................         188,249
   Dividends receivable...................             260
   Tax reclaim receivable.................              19
                                               ------------
     Total Assets.........................     $ 4,937,714
                                               ------------


LIABILITIES:

   Investment Adviser fee payable.........     $     2,786
   Accrued expenses.......................           4,593
                                               ------------
     Total Liabilities....................     $     7,379
                                               ------------


NET ASSETS................................     $ 4,930,335
                                               ==============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $ 6,317,142
Accumulated net realized loss on investment
   and foreign currency transactions
   (computed on the basis of identified cost)   (2,636,308)
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign
   currencies (computed on the basis of
   identified cost).......................       1,357,325
Accumulated net investment loss...........        (107,824)
                                               ------------

   Net assets applicable to outstanding
    shares...............................      $ 4,930,335
                                               ==============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................         414,967
                                               ==============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......          $11.88
                                               ==============



                             STATEMENT OF OPERATIONS

             For the Six Months Ended June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income--
   Dividends..............................     $     9,405
   Less foreign taxes.....................          (1,393)
                                               ------------
       Total investment income............     $     8,012
                                               ------------

Expenses--
   Investment Adviser fee (Note 2)........     $    20,793
   Administrator fee (Note 2).............           2,744
   Compensation of Trustees not employed by
     the Investment Adviser or Administrator
     (Note 2).............................           1,982
   Custodian fee (Note 1D)................          17,422
   Transfer & dividend disbursing agent fees         1,416
   Distribution expenses (Note 3).........           6,931
   Audit fees.............................          16,598
   Legal services.........................             734
   Registration costs.....................           6,173
   Interest expense.......................              78
   Printing...............................           2,401
   Miscellaneous..........................             527
                                               ------------
       Total expenses.....................     $    77,799
                                               ------------


Deduct--
   Preliminary reduction of Investment Adviser
     fee (Note 2).........................     $     6,344
   Preliminary reduction of distribution expense by
     Principal Underwriter (Note 3).......           6,931
   Reduction of Custodian fee (Note 1D)...           9,430
                                               ------------

       Total deductions...................     $    22,705
                                               ------------

       Net expenses.......................     $    55,094
                                               ------------

          Net investment loss.............     $   (47,082)
                                               ------------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain on investment and foreign
   currency transactions (identified
   cost basis)............................     $   394,536
Change in unrealized appreciation of investments
   and translation of assets and liabilities in
   foreign currencies.....................      (1,502,989)
                                               ------------

   Net realized and unrealized loss.......     $(1,108,453)
                                               ------------

   Net decrease in net assets from operations  $(1,155,535)
                                               ==============



See notes to financial statements

WRIGHT EQUIFUND - JAPAN
-------------------------------------------------------------------------------


                  STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Year Ended December 31
                                                                                       -------------------------------
                                                                                        2000(1)               1999
-----------------------------------------------------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations --
         Net investment loss.................................................       $    (47,082)         $    (68,606)
         Net realized gain...................................................            394,536               910,973
         Change in unrealized appreciation...................................         (1,502,989)            2,297,298
                                                                                      -----------           -----------
           Increase (decrease) in net assets from operations.................       $ (1,155,535)         $  3,139,665

       Net decrease from fund share transactions (Note 4)....................           (104,136)           (1,314,477)
                                                                                      -----------           -----------
         Net increase (decrease) in net assets...............................       $ (1,259,671)         $  1,825,188


     NET ASSETS:

       At beginning of period................................................          6,190,006             4,364,818
                                                                                      -----------           -----------
       At end of period......................................................       $  4,930,335          $  6,190,006
                                                                                      ===========           ===========


     ACCUMULATED NET INVESTMENT LOSS
       INCLUDED IN NET ASSETS AT END OF PERIOD...............................       $   (107,824)         $    (60,742)
                                                                                      ===========           ===========


(1) For the six months ended June 30, 2000 (unaudited).

See notes to financial statements

WRIGHT EQUIFUND - MEXICO
-------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------


ASSETS:

   Investments--
     Identified cost......................     $ 4,435,357
     Unrealized appreciation..............       1,761,433
                                               ------------
       Total value (Note 1A)..............     $ 6,196,790

   Cash...................................             474
   Receivable for fund shares sold........          10,873
   Receivable from Investment Adviser.....          25,000
                                               ------------
     Total Assets.........................     $ 6,233,137
                                               ------------


LIABILITIES:

   Line of credit (Note 9)................     $   701,000
   Accrued expenses.......................          11,396
                                               ------------
     Total Liabilities....................     $   712,396
                                               ------------


NET ASSETS................................     $ 5,520,741
                                               =============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $ 5,083,134
Accumulated undistributed net realized loss on
   investment and foreign currency transactions
   (computed on the basis of identified cost)   (1,339,732)
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign
   currencies (computed on the basis of
   identified cost).......................       1,761,433
Undistributed net investment income ......          15,906
                                               ------------

   Net assets applicable to outstanding
    shares................................   $   5,520,741
                                               =============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................         828,521
                                               =============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......           $6.66
                                               =============



                             STATEMENT OF OPERATIONS

               For the Six Months Ended June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income--
   Dividends..............................     $    69,411
   Less foreign taxes.....................          (5,276)
                                               ------------
       Total investment income............     $    64,135
                                               ------------

Expenses--
   Investment Adviser fee (Note 2)........     $    24,196
   Administrator fee (Note 2).............           3,228
   Compensation of Trustees not employed by
     the Investment Adviser or Administrator
     (Note 2).............................           1,982
   Custodian fee (Note 1D)................          18,137
   Transfer & dividend disbursing agent fees         2,405
   Distribution expenses (Note 3).........           8,065
   Audit fees.............................          16,598
   Legal services  .......................             734
   Registration costs.....................          11,304
   Interest expense.......................          16,863
   Printing...............................           2,128
   Miscellaneous..........................           2,771
                                               ------------
       Total expenses.....................     $   108,411
                                               ------------


Deduct--
   Preliminary reduction of Investment Adviser
     fee (Note 2).........................     $    10,386
   Preliminary reduction of distribution expense
     by Principal Underwriter (Note 3)....           8,065
   Preliminary allocation of expenses to the
     Investment Adviser (Note 2)..........          25,000
   Reduction of Custodian fee (Note 1D)...             299
                                               ------------
       Total deductions...................     $    43,750
                                               ------------
       Net expenses.......................     $    64,661
                                               ------------
          Net investment loss.............     $      (526)
                                               ------------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain on investment and foreign
   currency transactions (identified
   cost basis)............................     $   327,446
Change in unrealized appreciation of investments
   and translation of assets and liabilities in
   foreign currencies.....................      (1,371,965)
                                               ------------
   Net realized and unrealized loss.......     $(1,044,519)
                                               ------------

   Net decrease in net assets from
    operations............................     $(1,045,045)
                                               =============


See notes to financial statements

WRIGHT EQUIFUND - MEXICO
-------------------------------------------------------------------------------


                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Year Ended December 31
                                                                                       ----------------------------
                                                                                        2000(1)                 1999
---------------------------------------------------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations -
         Net investment loss.................................................       $       (526)         $    (72,597)
         Net realized gain...................................................            327,446               460,502
         Change in unrealized appreciation (depreciation)....................         (1,371,965)            3,699,602
                                                                                      -----------           -----------
           Increase (decrease) in net assets from operations.................       $ (1,045,045)         $  4,087,507

       Net decrease from fund share transactions (Note 4)....................         (1,821,142)           (4,437,181)
                                                                                      -----------           -----------
           Net decrease in net assets........................................       $ (2,866,187)         $   (349,674)


     NET ASSETS:

       At beginning of period................................................          8,386,928             8,736,602
                                                                                      -----------           -----------

       At end of period......................................................       $  5,520,741          $  8,386,928
                                                                                      ===========           ===========


     UNDISTRIBUTED NET INVESTMENT INCOME
       INCLUDED IN NET ASSETS AT END OF PERIOD...............................       $     15,906          $     16,432
                                                                                      ===========           ===========





(1)  For the six months ended June 30, 2000 (unaudited).


See notes to financial statements

WRIGHT EQUIFUND - NETHERLANDS
-------------------------------------------------------------------------------



                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------


ASSETS:

   Investments--
     Identified cost......................     $ 3,639,596
     Unrealized appreciation..............       2,104,329
                                               ------------
       Total value (Note 1A)..............     $ 5,743,925

   Cash...................................             756
   Receivable from Investment Adviser.....          23,000
   Tax reclaim receivable.................           5,000
                                               ------------
     Total Assets.........................     $ 5,772,681
                                               ------------


LIABILITIES:

   Payable for fund shares reacquired.....     $     3,235
   Line of credit (Note 9)................         719,000
   Accrued expenses.......................          11,217
                                               ------------
     Total Liabilities....................     $   733,452
                                               ------------


NET ASSETS................................     $ 5,039,229
                                               =============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $ 3,340,256
Accumulated undistributed net realized loss on
   investment and foreign currency transactions
   (computed on the basis of identified cost)     (383,241)
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign
   currencies (computed on the basis of
   identified cost).......................       2,104,276
Accumulated net investment loss...........         (22,062)
                                               ------------

   Net assets applicable to outstanding
    shares................................     $ 5,039,229
                                               =============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................         573,643
                                               =============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......           $8.78
                                               =============



                             STATEMENT OF OPERATIONS

               For the Six Months Ended June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income--
   Dividends..............................     $    74,154
   Less foreign taxes.....................          (8,432)
                                               ------------

       Total investment income............     $    65,722
                                               ------------

Expenses--
   Investment Adviser fee (Note 2)........     $    22,657
   Administrator fee (Note 2).............           3,024
   Compensation of Trustees not employed by
     the Investment Adviser or Administrator
     (Note 2).............................           1,982
   Custodian fee (Note 1D)................          12,479
   Transfer & dividend disbursing agent fees         5,044
   Distribution expenses (Note 3).........           7,559
   Audit fees.............................          16,856
   Registration costs.....................           7,698
   Interest expense.......................          16,917
   Printing...............................           2,638
   Legal fees.............................             733
   Miscellaneous..........................           2,139
                                               ------------
       Total expenses.....................     $    99,726
                                               ------------


Deduct--
   Preliminary reduction of Investment Adviser fee
     (Note 2).............................     $     9,265
   Preliminary reduction of distribution expense
     by Principal Underwriter (Note 3)....           5,819
   Preliminary allocation of expenses to the
     Investment Adviser (Note 2)..........          23,000
   Reduction of Custodian fee (Note 1D)...             244
                                               ------------
      Total Deductions....................     $    38,328
                                               ------------
       Net expenses.......................     $    61,398
                                               ------------
          Net investment income...........     $     4,324
                                               ------------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized loss on investment and foreign
   currency transactions (identified
   cost basis)............................     $  (288,245)
Change in unrealized appreciation of investments
   and translation of assets and liabilities in
   foreign currencies.....................        (257,013)
                                               ------------
   Net realized and unrealized loss.......     $  (545,258)
                                               ------------

   Net decrease in net assets from
    operations............................     $  (540,934)
                                               =============



See notes to financial statements

WRIGHT EQUIFUND - NETHERLANDS
------------------------------------------------------------------------------


               STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          Year Ended December 31
                                                                                       ----------------------------
                                                                                        2000(1)               1999
-----------------------------------------------------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations -
         Net investment income...............................................       $      4,324          $    237,944
         Net realized gain (loss)............................................           (288,245)            1,762,560
         Change in unrealized depreciation...................................           (257,013)           (3,449,938)
                                                                                      -----------           -----------
           Decrease in net assets from operations............................       $   (540,934)         $ (1,449,434)

       Distributions to shareholders from net realized gains................            (253,553)           (1,259,821)
       Net decrease from fund share transactions (Note 4)...................          (2,862,485)           (8,144,444)
                                                                                      -----------           -----------
           Net decrease in net assets........................................       $ (3,656,972)         $(10,853,699)


     NET ASSETS:

       At beginning of period................................................          8,696,201            19,549,900
                                                                                      -----------           -----------
       At end of period......................................................       $  5,039,229          $  8,696,201
                                                                                      ===========           ===========

     ACCUMULATED NET INVESTMENT LOSS
       INCLUDED IN NET ASSETS AT END OF PERIOD...............................       $    (22,062)         $    (26,386)
                                                                                      ===========           ===========




(1)  For the six months ended June 30, 2000 (unaudited).


See notes to financial statements

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------



HONG KONG/CHINA SERIES                                                 Year Ended December 31
---------------------------------------------------------------------------------------------------------------------------------
                                               20006        1999(5)      1998         1997(5)      1996          1995
---------------------------------------------------------------------------------------------------------------------------------

   Net asset value - beginning of period    $  13.910     $  9.210     $ 11.980     $ 16.470     $ 13.030     $  13.020
                                             --------     --------      --------     --------     --------     --------

   Income (loss) from investment operations:
     Net investment income(1)               $   0.030     $  0.598     $  0.473     $  0.110     $  0.182     $   0.368
     Net realized and unrealized
      gain (loss)(3)                            0.578        4.102       (2.693)      (4.600)       3.458        (0.158)
                                             --------     --------      --------     --------     --------     --------

       Total income (loss)

        from investment operations          $   0.608     $  4.700     $ (2.220)    $ (4.490)    $  3.640     $   0.210
                                             --------     --------      --------     --------     --------     --------

   Less distributions:
     Dividends from investment income       $  (0.148)    $  -         $ (0.346)    $  -         $  (0.200)   $  (0.200)
     Distributions from capital gains           -            -            -            -            -             -
     Return of capital                          -            -           (0.204)       -            -             -
                                             --------     --------      --------     --------     --------     --------
       Total distributions                  $  (0.148)    $  -         $ (0.550)    $  -         $  (0.200)   $  (0.200)
                                             --------     --------      --------     --------     --------     --------

   Net asset value - end of period          $  14.370     $ 13.910     $  9.210     $ 11.980     $ 16.470     $  13.030
                                            =========    =========     =========    =========    =========    =========
   Total return(2)                              4.27%       51.03%      (18.65%)     (27.26%)      27.96%         1.63%

Ratios/Supplemental Data(1):
     Net assets, end of period
      (000 omitted)                         $  5,867      $ 5,558      $  7,883     $  6,958     $  34,366    $  25,399
     Ratio of expenses to average
      net assets                               2.29%(7)     2.33%         2.38%        1.96%         1.62%        1.59%
     Ratio of expenses after custodian
       fee reduction to average
       net assets(4)                           2.02%(7)     1.99%         1.99%        1.72%         1.43%        1.34%
     Ratio of net investment income
       to average net assets                   0.91%(7)     1.32%         2.32%        0.66%         1.81%        3.26%
     Portfolio turnover rate                     27%         125%          254%          56%           65%         100%

---------------------------------------------------------------------------------------------------------------------------

   1 During the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998, the investment adviser and the distributor voluntarily reduced their fees, and the investment adviser was allocated a portion of operating expenses in 1999 and 1998. Had such actions not been undertaken, net investment income per share and the ratios would have been as follows:

                                               2000(6)      1999         1998
                                              ------       ------        -----

   Net investment income per share          $   0.011     $  0.240     $  0.332
                                            =========    =========     =========
   Ratios (as a percentage of average net assets):

     Expenses                                   2.89%(7)     3.12%        3.07%
                                            =========    =========     =========
     Expenses after custodian fee
      reduction(4)                              2.61%(7)     2.78%        2.68%
                                            =========    =========     =========
     Net investment income                      0.32%(7)     0.53%        1.63%
                                            =========    =========     =========

--------------------------------------------------------------------------------

   2 Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
   3 For the year ended December 31, 1995, the per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Trust shares and the amounts per share realized and unrealized gains and losses at such times.
   4 Custodian fees were reduced by credits resulting from cash balances the trust maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.
   5 Certain per share amounts are based on average shares outstanding.
   6 For the six months ended June 30, 2000 (unaudited).
   7 Annualized.


See notes to financial statements

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------





JAPAN SERIES                                                           Year Ended December 31
----------------------------------------------------------------------------------------------------------------------------------
                                               2000(5)      1999         1998         1997(4)       1996          1995
----------------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of period  $    14.630     $  7.210     $  6.840     $  7.980     $  8.780     $   9.660
                                             --------     --------      --------     --------     --------     --------

   Income from investment operations:
     Net investment loss1                 $    (0.116)    $ (0.175)    $ (0.112)    $ (0.100)    $ (0.095)    $  (0.045)
     Net realized and unrealized gain (loss)   (2.634)       7.595        0.482       (1.040)      (0.705)       (0.835)
                                             --------     --------      --------     --------     --------     --------

       Total income (loss)

        from investment operations        $    (2.750)    $  7.420     $  0.370     $ (1.140)    $ (0.800)    $  (0.880)
                                             --------     --------      --------     --------     --------     --------

   Less distributions:
     Distributions from investment income $     -         $  -         $  -         $  -         $  -         $   -

     Distributions from capital gains           -            -            -            -            -             -

     Return of capital                          -            -            -            -            -             -
                                             --------     --------      --------     --------     --------     --------

   Net asset value - end of period        $    11.880     $ 14.630     $  7.210     $  6.840     $  7.980     $   8.780
                                            =========    =========     =========    =========    =========    =========

   Total return(2)                            (18.80%)     102.91%        5.41%      (14.29%)      (9.11%)       (9.11%)

   Ratios/Supplemental Data1:
     Net assets, end of period
      (000 omitted)                       $     4,930     $ 6,190       $ 4,365     $  3,807     $ 17,041      $ 21,631
     Ratio of expenses to average net assets    2.33%(6)    2.16%         2.24%        2.15%        1.75%         1.81%
     Ratio of expenses after custodian
       fee reduction to average net assets(3)   1.99%(6)    2.02%         2.00%        1.84%        1.65%         1.49%
     Ratio of net investment loss
       to average net assets                   (1.70%)(6)  (1.64%)       (1.46%)      (1.24%)      (1.05%)       (0.67%)
     Portfolio turnover rate                      31%         78%          205%         112%          56%          112%

--------------------------------------------------------------------------------------------------------------------------------

   1 During the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998, the investment adviser and/or the distributor voluntarily reduced their fees, and the investment adviser was allocated a portion of operating expenses in 1999 and 1998. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                               2000(5)        1999         1998
                                              --------       -----        -----

   Net investment loss per share            $  (0.149)    $ (0.297)    $ (0.164)
                                             =========    =========     =========
   Ratios (as a percentage of average net assets):

     Expenses                                   2.81%(6)     3.30%        2.92%
                                            =========    =========     =========
     Expenses after custodian fee
      reduction(3)                              2.47%(6)     3.16%        2.68%
                                            =========    =========     =========
     Net investment loss                       (2.18%)(6)   (2.78%)      (2.14%)
                                            =========    =========     =========

-------------------------------------------------------------------------------

   2 Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
   3 Custodian fees were reduced by credits resulting from cash balances the trust maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.
   4 Certain per share amounts are based on average shares outstanding.
   5 For the six months ended June 30, 2000 (unaudited).
   6 Annualized.




See notes to financial statements

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------



MEXICO SERIES                                                          Year Ended December 31
--------------------------------------------------------------------------------------------------------------------------------
                                              2000(4)(5)     1999         1998(4)       1997(4)      1996          1995
--------------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of period    $   7.740     $  4.810     $  7.660     $  5.380     $  4.220     $   6.480
                                             --------     --------      --------     --------     --------     --------

   Income from investment operations:
     Net investment income (loss)(1)        $  (0.001)    $ (0.060)    $  0.003     $ (0.000)+   $ (0.012)    $  (0.012)
     Net realized and unrealized
     gain (loss)                               (1.079)       2.990       (2.853)       2.280        1.172        (2.175)
                                             --------     --------      --------     --------     --------     --------

       Total income (loss)
        from investment operations          $  (1.080)    $  2.930     $ (2.850)    $  2.280     $  1.160     $  (2.187)
                                             --------     --------      --------     --------     --------     --------

   Less distributions:
     Distributions from investment income   $   -         $  -         $  -         $  -         $  -         $   -
     Distributions from capital gains           -            -            -            -            -            (0.030)
     Return of capital                          -            -            -            -            -            (0.043)(++)
                                             --------     --------      --------     --------     --------     --------

       Total distributions                  $   -         $  -         $  -         $  -         $  -         $  (0.073)
                                             --------     --------      --------     --------     --------     --------

   Net asset value - end of period          $   6.660     $  7.740     $  4.810     $  7.660     $  5.380     $   4.220
                                            =========    =========     =========    =========    =========    =========
   Total return(2)                            (13.95%)      60.91%      (37.21%)      42.38%       27.49%       (33.37%)

   Ratios/Supplemental Data(1):
     Net assets, end of period
      (000 omitted)                         $    5,521    $  8,387        8,737     $ 28,468     $ 22,028     $  32,493
     Ratio of expenses to average
      net assets                                2.01%(6)     2.14%        1.90%        1.61%        1.59%         1.72%
     Ratio of expenses after custodian
       fee reduction to average net assets(3)   2.00%(6)     2.00%        1.80%        1.45%        1.41%         1.39%
     Ratio of net investment income (loss)
       to average net assets                   (0.02%)(6)   (0.76%)       0.05%       (0.06%)      (0.14%)       (0.41%)
     Portfolio turnover rate                      36%          56%          24%         113%          63%          110%

-------------------------------------------------------------------------------

   1 During the six months ended June 30, 2000 and the year ended December 31, 1999, the investment adviser and the distributor voluntarily reduced their fees and the investment adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                               2000(5)      1999

   Net investment loss per share........... $  (0.068)    $ (0.065)
                                            =========    =========
   Ratios (as a percentage of average net assets):

     Expenses..............................     3.36%(6)     2.20%
                                            =========    =========
     Expenses after custodian fee
      reduction(3)                              3.35%(6)     2.06%
                                            =========    =========
     Net investment loss...................    (1.36%)(6)   (0.82%)
                                            =========    =========

-------------------------------------------------------------------------------

   2 Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
   3 Custodian fees were reduced by credits resulting from cash balances the trust maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.
   4 Certain per share amounts are based on average shares outstanding.
   5 For the six months ended June 30, 2000 (unaudited).
   6 Annualized.

   + Amount  represents  less  than  $0.001  per  share.
  ++ Amount  represents distribution in excess of capital gains.



See notes to financial statements

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


NETHERLANDS SERIES                                                     Year Ended December 31
-----------------------------------------------------------------------------------------------------------------------------
                                              2000(2)(5)   1999         1998(2)      1997(2)       1996          1995
-----------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of period    $   9.820     $ 11.700     $  9.810     $  8.970     $  8.590     $   8.100
                                             --------     --------      --------     --------     --------     --------

   Income from investment operations:
     Net investment income (loss)(1)        $   0.006     $  0.233     $ (0.003)    $ (0.006)    $  0.047     $  (0.004)
     Net realized and unrealized
      gain (loss)                              (0.644)      (0.826)       2.370        1.396        2.943         1.490
                                             --------     --------      --------     --------     --------     --------
       Total income (loss)
        from investment operations          $  (0.638)    $ (0.593)    $  2.367     $  1.390     $  2.990     $   1.486
                                             --------     --------      --------     --------     --------     --------

   Less distributions:
     Dividends from investment income       $   -         $  -         $  -         $  -         $  -         $    -
     Distributions from capital gains          (0.402)      (1.287)      (0.477)      (0.550)      (2.610)       (0.996)
     Return of capital                          -            -            -            -            -             -
                                             --------     --------      --------     --------     --------     --------

     Total distributions                    $  (0.402)    $ (1.287)    $ (0.477)    $ (0.550)    $ (2.610)    $  (0.996)
                                             --------     --------      --------     --------     --------     --------

   Net asset value - end of period          $   8.780     $  9.820     $ 11.700     $  9.810     $  8.970     $   8.590
                                            =========    =========     =========    =========    =========    =========
   Total return(3)                             (6.63%)      (4.39%)      24.46%       15.56%       36.56%        18.56%

   Ratios/Supplemental Data(1):
     Net assets, end of perio
     (000 omitted)                          $   5,039     $  8,696     $ 19,550     $ 12,975     $  7,566      $  7,218
     Ratio of expenses to average
      net assets                                2.04%(6)     1.77%        1.88%        1.86%        2.22%         2.26%
     Ratio of expenses after custodian
       fee reduction to average net assets(4)   2.03%(6)     1.71%        1.72%        1.72%        1.99%         2.00%
     Ratio of net investment income (loss)
       to average net assets                    0.14%(6)     1.69%       (0.02%)      (0.05%)       0.83%        (0.13%)
     Portfolio turnover rate                      10%          48%          88%          29%         124%           87%

------------------------------------------------------------------------------------------------------------------------------

   1 During the six months ended June 30, 2000 and the years ended December 31, 1996 and 1995, either the investment adviser, the administrator and/or the distributor voluntarily reduced their fees, and the investment adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment income (loss) per share and the ratios would have been as follows:

                                               2000(5)                                              1996          1995
                                               ------

   Net investment income (loss) per share   $  (0.048)                                           $  0.038     $  (0.018)
                                            =========                                            =========    =========
   Ratios (as a percentage of average net assets):

     Expenses                                   3.30%(6)                                            2.38%         2.45%
                                            =========                                            =========    =========
     Expenses after custodian fee reduction(4)  3.29%(6)                                            2.15%         2.19%
                                            =========                                            =========    =========
     Net investment income (loss)              (1.13%)(6)                                           0.67%        (0.58%)
                                            =========                                            =========    =========

-------------------------------------------------------------------------------------------------------------------------------

   2 Certain per share amounts are based on average shares outstanding.
   3 Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
   4 Custodian fees were reduced by credits resulting from cash balances the trust maintained with the custodian (Note 1D). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.
   5 For the six months ended June 30, 2000 (unaudited).
   6 Annualized.



See notes to financial statements

NOTES TO FINANCIAL STATEMENTS - (unaudited)
----------------------------------------------------------------------------


(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Wright EquiFund Equity Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of four active diversified series (Funds), Wright EquiFund-Hong Kong/China (Hong Kong/China series); Wright EquiFund - Japan (Japan series); Wright EquiFund - Mexico (Mexico series); and Wright EquiFund - Netherlands (Netherlands series). The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuations - Securities, including foreign securities, listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices, if those prices are deemed to be representative of market values at the close of business. Securities traded on more than one U.S. or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities, if those prices are deemed to be representative of market values at the close of business. Securities traded over-the-counter, unlisted securities and listed securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices or, if such bid and asked prices are not available, at prices supplied by a pricing agent, unless such prices are deemed not to be representative of market values at the close of business. Securities for which market quotations are unavailable or deemed not to be representative of market values at the close of business and other assets are appraised at their fair value as determined in good faith according to guidelines established by the Trustees of the Trust. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation - Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are translated into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

C. Taxes - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. At December 31, 1999, the Trust, for federal income tax purposes, had a capital loss carryover of $1,982,849 for the Hong Kong/China series, $2,993,286 for the Japan series, $1,285,657 for the Mexico series, and $20,220 for the Netherlands series, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the respective fund of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

    Dec.       Hong Kong/China      Japan          Mexico         Netherlands
-------------------------------------------------------------------------------

    2003       $     -        $   693,828       $1,285,657       $     -
    2005             -          1,302,416            -                 -
    2006        1,982,849         997,042            -               20,220

-------------------------------------------------------------------------------

     At December 31, 1999, net capital losses of $17,869 for the Hong Kong/China series attributable to security transactions incurred after October 31, 1999 are treated as arising on the first day of the fund's next taxable year.

     Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.


D. Expense Reduction - The funds have entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances is used to offset custodian fees. All significant reductions are reported as a reduction of expenses in the Statements of Operations.


E. Other - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.


F. Distributions - Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in only temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for certain items may result in reclassification of these items.


G. Forward Foreign Currency Exchange Contracts - The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Trust will enter into forward contracts for hedging purposes in connection with purchases and sales of securities denominated in foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

I. Interim Financial Information - The interim financial statements relating to June 30, 2000 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management, reflect all adjustments, consisting only of normally recurring adjustments, necessary for the fair presentation of the financial statements.


(2)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has engaged Wright Investors' Service, Inc. (Wright) to act as investment adviser to the funds pursuant to the respective Investment Advisory contracts. Wright furnishes each fund with investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of each series' average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the six months ended June 30, 2000, the effective annual rate was 0.75% for all series. To enhance the net income of the Hong Kong/China, Japan, Mexico and Netherlands series, Wright made a preliminary reduction of its management fee by $9,980, $6,344, $10,386 and $9,265, respectively. In addition, $25,000 and $23,000 of expenses of the Mexico and Netherlands series, respectively, was allocated on a preliminary basis to the investment adviser. The Trust also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of each series' average daily net assets, which rate is reduced as average daily net assets exceed certain levels. For the six months ended June 30, 2000, the effective annual rate was 0.10% for the Hong Kong/China, Japan, Mexico, and Netherlands series.

     Certain of the Trustees and officers of the Trust are directors/trustees and/or officers of the above organizations. Except as to Trustees of the Trust who are not employees of Eaton Vance or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Eaton Vance and Wright.


(3)  DISTRIBUTION EXPENSES

     The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that each of the funds will pay Wright Investors' Service Distributors, Inc. (Principal Underwriter), a wholly-owned subsidiary of Winthrop, an annual rate of 0.25% of each series' average daily net assets for activities primarily intended to result in the sale of each series' shares. For the six months ended June 30, 2000, the Principal Underwriter made a preliminary reduction of its fees to the Hong Kong/China, Japan, Mexico, and Netherlands series by $7,218, $6,931, $8,065 and $5,819, respectively.

(4)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares for the periods ended were as follows:

                                         Six Months Ended                        Year Ended
                                          June 30, 2000                        December 31, 1999
-----------------------------------------------------------------------------------------------------------
                                   Shares            Amount               Shares             Amount
-----------------------------------------------------------------------------------------------------------

HONG KONG/CHINA SERIES
     Sales                        389,727        $  5,405,466           3,586,975       $ 34,295,296
     Issued to shareholders in payment
       of distributions declared    3,954              62,519                   -                  -
     Redemptions                 (385,120)         (5,447,750)         (4,042,866)       (39,058,506)
                                 ---------        ------------           ---------       ------------

       Net Increase (Decrease)      8,561        $     20,235            (455,891)      $ (4,763,210)
                               ===========       ==============        ===========      ==============

JAPAN SERIES
     Sales                        211,643        $  2,727,947             544,316       $  4,816,150
     Redemptions                 (219,870)         (2,832,083)           (726,381)        (6,130,627)
                                 ---------        ------------           ---------       ------------

       Net Decrease                (8,227)       $   (104,136)           (182,065)      $ (1,314,477)
                               ===========       ==============        ===========      ==============

MEXICO SERIES
     Sales                        119,616        $    887,988           2,281,564       $ 14,121,252
     Redemptions                 (375,207)         (2,709,130)         (3,012,302)       (18,558,433)
                                 ---------        ------------           ---------       ------------

       Net Decrease              (255,591)       $ (1,821,142)           (730,738)      $ (4,437,181)
                               ===========       ==============        ===========      ==============

NETHERLANDS SERIES
     Sales                         86,266        $    789,891             958,551       $ 10,545,172
     Issued to shareholders in payment
       of distributions declared   27,296             247,840             127,924          1,211,833
     Redemptions                 (425,509)         (3,900,216)         (1,871,162)       (19,901,449)
                                 ---------        ------------           ---------       ------------

         Net Decrease            (311,947)       $ (2,862,485)           (784,687)      $ (8,144,444)
                               ===========       ==============        ===========      ==============



(5)  INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended June 30, 2000, were as follows:

                           Purchases       Sales                                    Purchases      Sales
--------------------------------------------------------------------------------------------------------------------------

     Hong Kong/China      $1,882,993    $1,483,221            Mexico               $1,073,962     $2,474,002
     Japan                 1,629,455     1,653,321            Netherlands             674,701      3,277,060

--------------------------------------------------------------------------------------------------------------------------

(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and gross and net unrealized appreciation/depreciation of the investment securities owned at June 30, 2000, as computed on a federal income tax basis, are as follows:

                                                        Gross               Gross                Net
                                  Aggregate          Unrealized          Unrealized          Unrealized
SERIES                              Cost            Appreciation   -    Depreciation   =    Appreciation
-------------------------------------------------------------------------------------------------------------

Hong Kong/China                $   4,010,306       $   2,127,078   -   $           0   =    $   2,127,078
                               =============                                                 ============
Japan                          $   3,391,874       $   1,524,246   -   $     166,934   =    $   1,357,312
                               =============                                                 ============
Mexico                         $   4,435,357       $   2,182,500   -   $     421,067   =    $   1,761,433
                               =============                                                 ============
Netherlands                    $   3,639,596       $   2,355,916   -   $     251,587   =    $   2,104,329
                               =============                                                 ============




(7)  FINANCIAL INSTRUMENTS

     The funds regularly trade financial instruments with off-balance sheet risk in the normal course of their investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the funds have in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     As of June 30, 2000, there were no forward foreign currency exchange contracts open.



(8)  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

     Settlement of securities transactions in foreign countries may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Trust's assets. The Trust may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

(9)  LINE OF CREDIT

     The funds participate with other funds managed by Wright in a committed $20 million unsecured line of credit agreement with a bank. The funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund based on its borrowings at an amount above the federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the average daily unused portion of the $20 million line of credit is allocated among the participating funds at the end of each quarter. The funds did not have significant borrowings or allocated fees during the six months ended June 30, 2000.

     At June 30, 2000, the Hong Kong/China, Mexico and Netherlands series had $276,000, $701,000 and $719,000, respectively, outstanding on the line of credit.


(10) REDEMPTION FEE

     Shares that are redeemed within six months of purchase will be subject to a 1% redemption fee. This redemption fee will be paid by each redeeming shareholder to, and retained by, the respective fund. No fee is imposed on shares of the funds purchased by an investor making an investment through an investment adviser, financial planner, broker, or other intermediary that charges a fee for its services. For the six months ended June 30, 2000, the following fee amounts were paid by shareholders to the funds:

     Fund                  Fee                 Fund               Fee
     ---------------------------------------   -------------------------------

     Hong Kong/China     $35,055                Mexico           $7,939
     Japan                 9,195                Netherlands       2,645

SEMI-ANNUAL REPORT

OFFICERS AND TRUSTEES OF THE FUNDS

Peter M. Donovan, President and Trustee
H. Day Brigham, Jr., Vice President , Secretary and Trustee
A. M. Moody III, Vice President and Trustee
Judith R. Corchard, Vice President and Trustee
Dorcas R. Hardy, Trustee
Leland Miles, Trustee
Lloyd F. Pierce, Trustee
Richard E. Taber, Trustee
Raymond Van Houtte, Trustee
James L. O'Connor, Treasurer
William J. Austin, Jr., Assistant Treasurer

ADMINISTRATOR

Eaton Vance Management
255 State Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Wright Investors' Service
440 Wheelers Farms Road
Milford, Connecticut 06460

PRINCIPAL UNDERWRITER

Wright Investors' Service Distributors, Inc.
440 Wheelers Farms Road
Milford, Connecticut 06460
(800) 888-9471
e-mail: funds@wrightinvestors.com

CUSTODIAN

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AND DIVIDEND DISBURSING AGENT

PFPC Global Fund Services
Wright Managed Investment Funds
P.O. Box 5156
Westborough, Massachusetts 01581-9698


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.